PRINCIPAL ACTIVITIES AND ORGANIZATION - Liquidity (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
PRINCIPAL ACTIVITIES AND ORGANIZATION
Net loss		¥ 158,932	$ 22,725	¥ 92,053	¥ 229,838
Net cash generated from/(used in) operating activities		145,866	$ 20,856	211,734	¥ 257,029
Accumulated deficit		¥ 3,446,480		¥ 3,287,548		$ 492,840
Subsequent events | Unsecured bank loan on April 2026
PRINCIPAL ACTIVITIES AND ORGANIZATION
Loan face amount	¥ 30,000
Term of loan	1 year